Stockholders’ Deficit (Details) - $ / shares	Mar. 05, 2019	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders’ Deficit (Details) [Line Items]
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock issued
Preferred stock outstanding
Common stock, shares authorized		50,000,000	50,000,000	50,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		4,737,500	4,737,500	4,737,500
Common stock, shares outstanding		4,737,500	4,737,500	4,737,500
Common stock subject to possible redemptions		2,618,101	9,307,645	17,250,000
Shares of common stock	187,500
EarlyBirdCapital [Member]
Stockholders’ Deficit (Details) [Line Items]
Shares of common stock	187,500